Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 2,080,715	$ 1,056,236
Accounts receivable, net	4,171,809	3,517,632
Other receivables-bank acceptance notes, net	971,044	471,166
Advances to suppliers	122,456	388,110
Other receivables	15,690	12,344
Inventories, net	1,183,572	1,217,045
Contract costs, net	96,656
Total current assets	8,641,942	6,662,533
Non-current Assets
Property and equipment, net	3,857,200	3,335,187
Intangible assets	67,710
Operating lease right-of-use assets, net	38,133
Deferred offering costs		715,771
Long-term investments	1,356,618
Total non-current assets	5,319,661	4,050,958
Total Assets	13,961,603	10,713,491
Current Liabilities
Short-term loans	1,391,130	282,378
Accounts payable	1,276,419	1,053,215
Other payables and other current liabilities	1,829,642	1,041,910
Advance from customers	515,650	401,935
Current portion of lease liabilities	13,006
Total current liabilities	5,266,013	3,019,747
Non-current Liabilities
Deferred tax liabilities	221,551	246,893
Non-current portion of lease liabilities	20,408
Total non-current liabilities	241,959	246,893
Total liabilities	5,507,972	3,266,640
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares (Par value US$0.00001 per share, 5,000,000,000 shares authorized, 6,839,600 and 5,000,000 shares issued and outstanding as of December 31, 2024 and 2023)	68	50
Additional paid-in capital	7,620,339	897,308
Statutory reserves	465,572	465,572
Retained earnings	787,211	6,466,293
Accumulated other comprehensive loss	(419,559)	(382,372)
Total shareholders’ equity	8,453,631	7,446,851
Total Liabilities and Shareholders’ Equity	13,961,603	10,713,491
Related Party
Current Liabilities
Amounts due to related parties	$ 240,166	$ 240,309